UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	November 10, 2009
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		260,681
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
                                                          VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
ARCH CAP GROUP LTD          ORD              G0450A105   57,649   853,547    SH         SOLE                853,547
SCHWAB CHARLES CORP NEW     COM              808513105    8,495   443,597    SH         SOLE                443,597
CROSSTEX ENERGY L P         COM              22765U102      813   154,361    SH         SOLE                154,361
DOMINOS PIZZA INC           COM              25754A201   19,401   2,194,645  SH         SOLE                2,194,645
ENTERPRISE GP HLDGS L P     UNIT LP INT      293716106   19,853   671,166    SH         SOLE                671,166
GRUPO TELEVISA SA DE CV     SP ADR REP ORD   40049J206   26,095   1,403,700  SH         SOLE                1,403,700
HOME DEPOT INC              COM              437076102    2,361   88,613     SH         SOLE                88,613
HOME DEPOT INC              COM              437076902    2,131   80,000     SH CALL    SOLE                80,000
LIBERTY MEDIA CORP NEW      CAP COM SER A    53071M302   21,857   1,044,775  SH         SOLE                1,044,775
LIBERTY MEDIA CORP NEW      INT COM SER A    53071M104   25,834   2,354,982  SH         SOLE                2,354,982
LIBERTY MEDIA CORP NEW      ENT COM SER A    53071M500   24,345   782,560    SH         SOLE                782,560
LOWES COS INC               COM              548661107    9,867   471,200    SH         SOLE                471,200
MOHAWK INDS INC             COM              608190104   12,673   265,734    SH         SOLE                265,734
MOHAWK INDS INC             COM              608190904    1,435   30,100     SH CALL    SOLE                30,100
SANDRIDGE ENERGY INC        COM              80007P307    5,029   388,049    SH         SOLE                388,049
PRECISION CASTPARTS CORP    COM              740189105      683   6,700      SH         SOLE                6,700
TRANSDIGM GROUP INC         COM              893641100      697   14,000     SH         SOLE                14,000
WAL MART STORES INC         COM              931142903   21,462   437,200    SH CALL    SOLE                437,200